Income Taxes - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) taxIncentive	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense (recovery)	$ 62,000,000.0	$ 58,100,000	$ 32,100,000
Tax rate effect of revaluation impact			7,600,000
Favorable currency impacts		(3,500,000)
Deferred tax assets	62,500,000	68,900,000	47,700,000
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	1,591,500,000	1,688,900,000
Deferred tax liabilities	42,200,000	51,700,000	60,200,000
Temporary differences associated with investments in subsidiaries for which no deferred tax liabilities have been recognized	$ 28,400,000	64,900,000
Term of third tax incentive	6 years
Tax effect from tax incentives	$ 40,000,000	21,000,000	15,000,000
Term of fourth tax incentive	6 years
Deductible temporary differences and unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 0	0
China
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense, repatriated undistributed foreign earnings	$ 11,300,000	3,300,000	6,000,000.0
Tax expenses relating to current and future withholding taxes		$ 10,300,000
Thailand
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of income tax incentives | taxIncentive	4
Percentage of first tax incentive	50.00%
Percentage of second tax incentive	100.00%
Term of second tax incentive	8 years
Percentage of third tax incentive	100.00%
Percentage of tax exemption		50.00%
Percentage of fourth tax incentive	100.00%
Laos
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of tax exemption	100.00%
Applicable tax rate after expiration of incentive	8.00%
Asia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense, repatriated undistributed foreign earnings	$ 11,300,000
Tax uncertainty	4,800,000
Tax expenses relating to current and future withholding taxes	5,800,000
Reversal of tax uncertainties	5,500,000	$ (4,900,000)
Deferred tax assets	$ 700,000	$ 5,000,000.0	$ 4,900,000